Capital Stock (Details Narrative) FINAL									1 Months Ended
	Mar. 11, 2019 shares	Feb. 11, 2019 shares	Jan. 15, 2019 $ / shares shares	Jan. 14, 2019 USD ($) shares	Jan. 14, 2019 CAD ($) shares	Sep. 06, 2018 shares	Apr. 05, 2018 shares	Feb. 27, 2018 shares	Nov. 28, 2018 shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Merger description								Pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Emerald Plants Health Source, Inc. ("Emerald"), all of Emerald's outstanding debt to shareholders was forgiven, and Emerald became the wholly owned subsidiary of the Company in a reverse merger (the "Merger"). Pursuant to the Merger, all of the issued and outstanding shares of Emerald common stock were converted, at an exchange ratio of 200,000-for-1, into an aggregate of 20,000,000 shares of the Company's common stock, resulting in Emerald becoming a wholly owned subsidiary of the Company.
Shares issued in acquisition			8,100,000
Common stock, par value | $ / shares			$ 0.001							$ 0.001	$ 0.001	$ 0.001
Stcok issued	736,036	25,000							4,673,700
Common stock, shares outstanding										74,410,628	63,299,592	20,000,000
Issuance of bonus shares for advancing mortgage to subsidiary				2,250,000	2,250,000
Amounts advanced for stock issued | $				$ 1,813,598
Shares issued pursuant to a Consulting Agreement							25,000
Cancellation of common stock (in shares)						75,000,000
Emerald Plants Health Source, Inc. [Member]
Shares issued in acquisition								20,000,000
CAD [Member]
Amounts advanced for stock issued | $					$ 2,375,000